Principal maturities of long-term debt - Additional Information (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
Principal amount of long-term debt maturing in year 2016	$ 18
Principal amount of long-term debt maturing in year 2017	17
Principal amount of long-term debt maturing in year 2018	16
Principal amount of long-term debt maturing in year 2019	15
Principal amount of long-term debt maturing in year 2020	$ 15